2. Summary of Significant Accounting Policies (Tables) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Common Stock Equivalents
	2013	2012

Convertible Debt (Exercise price - $0.25/share)	8,976,532	-
Stock Warrants (Exercise price - $0.001 - $0.375/share)	4,338,884	-
Stock Options (Exercise price - $0.375/share)	300,000	-
Unvested stock - Chief Executive Officer	750,000	-
Total	14,365,416	-

	March 31,
	2014	2013

Convertible Debt (Exercise price - $0.25/share)	8,976,532	—
Stock Warrants (Exercise price - $0.001 - $0.375/share)	3,672,134	—
Stock Options (Exercise price - $0.375/share)	666,750	—
Unvested stock - Chief Executive Officer	687,500
Total	14,002,916	—